T. ROWE PRICE Health Sciences Fund
September 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  95.4%
BIOTECHNOLOGY  34.3%
International-Biotechnology  0.0%
Ideaya Biosciences (1) 163,057 4,437
4,437
Major Biotechnology  7.1%
Alkermes (1) 756,622 22,699
Celldex Therapeutics (1) 570,981 14,771
Exact Sciences (1) 755,792 41,349
Exact Sciences CMO Milestone, Acquisition Date: 1/6/21,
Cost $— (1)(2)(3) 3,726,272 —
Exact Sciences FDA Milestone, Acquisition Date: 1/6/21,
Cost $— (1)(2)(3) 1,863,136 —
Gilead Sciences  2,646,403 293,751
Neurocrine Biosciences (1) 467,873 65,680
United Therapeutics (1) 201,852 84,618
Vertex Pharmaceuticals (1) 659,165 258,156
781,024
Other Biotechnology  27.2%
Affinivax Expense Fund, Acquisition Date: 9/12/22, Cost $12 (1)
(2)(3) 12,445 12
Affinivax Milestone Event, Acquisition Date: 9/12/22,
Cost $3,454 (1)(2)(3) 7,349,672 —
Affinivax Next Gen. Prod. Milestone Event, Acquisition Date:
9/12/22, Cost $3,454 (1)(2)(3) 7,349,672 —
Agios Pharmaceuticals (1) 774,777 31,099
Akero Therapeutics (1) 1,118,053 53,085
Alector (1) 1,589,029 4,703
Allogene Therapeutics (1) 2,611,403 3,238
Alnylam Pharmaceuticals (1) 788,987 359,778
Annexon (1) 245,647 749
Apogee Therapeutics (1) 505,058 20,066
Arcellx (1) 371,973 30,539
Ascendis Pharma, ADR (1) 836,811 166,366
Aura Biosciences (1) 310,931 1,922
Avidity Biosciences (1) 2,531,865 110,313
Beam Therapeutics (1) 992,930 24,098
BeOne Medicines, ADR (1) 155,666 53,035
BeOne Medicines, Class H (HKD) (1) 7,935,296 211,739
Bicara Therapeutics (1) 1,089,473 17,203
Bicycle Therapeutics, ADR (1) 1,039,244 8,044
Biohaven (1) 820,357 12,314

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BridgeBio Oncology Therapeutics (1) 756,093 8,756
Cabaletta, Warrants, 9/20/26, Acquisition Date: 6/11/25,
Cost $— (1)(2) 1,694,355 —
Cabaletta Bio (1) 1,132,473 2,650
Centessa Pharmaceuticals, ADR (1) 2,889,134 70,061
CG oncology (1) 898,108 36,176
Climb Bio (1) 392,217 788
Crescent Biopharma (1) 305,040 3,627
Crinetics Pharmaceuticals (1) 1,247,774 51,970
Cytokinetics (1) 829,782 45,605
Denali Therapeutics (1) 1,555,388 22,584
Disc Medicine (1) 364,559 24,090
Entrada Therapeutics (1) 208,383 1,209
Generation Bio (1) 135,575 830
Ginkgo Bioworks, Earn Out Shares $15.00, Acquisition Date:
9/17/21, Cost $— (1)(2)(3) 5,317 —
Ginkgo Bioworks, Earn Out Shares $17.50, Acquisition Date:
9/17/21, Cost $— (1)(2)(3) 5,317 —
Ginkgo Bioworks, Earn Out Shares $20.00, Acquisition Date:
9/17/21, Cost $— (1)(2)(3) 5,317 —
Gyroscope Therapeutics, Milestone Payment 1, Acquisition
Date: 2/18/22, Cost $5,684 (1)(2)(3) 5,683,928 —
Gyroscope Therapeutics, Milestone Payment 2, Acquisition
Date: 2/18/22, Cost $3,788 (1)(2)(3) 3,788,007 —
Gyroscope Therapeutics, Milestone Payment 3, Acquisition
Date: 2/18/22, Cost $3,788 (1)(2)(3) 3,788,007 —
Immunocore Holdings, ADR (1) 795,098 28,886
Immunome (1) 2,840,465 33,262
Incyte (1) 428,475 36,339
Insmed (1) 2,322,023 334,394
Ionis Pharmaceuticals (1) 896,990 58,681
Iovance Biotherapeutics (1) 699,836 1,519
Janux Therapeutics (1) 353,221 8,633
Krystal Biotech (1) 275,394 48,615
Kymera Therapeutics (1) 1,181,134 66,852
Kyverna Therapeutics (1) 1,149,489 6,897
MBX Biosciences (1) 705,318 12,343
Merus (1) 378,882 35,672
Monte Rosa Therapeutics (1) 1,000,544 7,414
MoonLake Immunotherapeutics (1) 644,713 4,623
Natera (1) 666,552 107,295
Nuvalent, Class A (1) 436,992 37,791
Odyssey Therapeutics, Warrants, 6/16/32, Acquisition Date:
6/16/25, Cost $— (1)(2)(3) 133,346 —

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ORIC Pharmaceuticals (1) 888,638 10,664
Oruka Therapeutics (1) 245,709 4,725
Oruka Therapeutics PIPE, Acquisition Date: 9/17/25,
Cost $3,071 (1)(2) 204,709 3,740
Pharvaris (1) 635,208 15,848
Praxis Precision Medicines (1) 241,677 12,809
Prelude Therapeutics (1) 627,619 904
ProfoundBio, Escrow Fund Payment, EC, Acquisition Date:
5/24/24, Cost $705 (1)(2)(3) 704,486 669
ProfoundBio, Expense Fund Payment, EC, Acquisition Date:
5/24/24, Cost $2 (1)(2)(3) 2,348 —
Protagonist Therapeutics (1) 913,443 60,680
Rapport Therapeutics (1) 835,510 24,815
Regeneron Pharmaceuticals  295,941 166,399
Relay Therapeutics (1) 691,735 3,611
Repligen (1) 119,020 15,909
Replimune Group (1) 1,659,826 6,955
Revolution Medicines (1) 1,528,050 71,360
Revolution Medicines, Warrants, 11/14/28 (1) 198,505 60
Rhythm Pharmaceuticals (1) 354,272 35,778
Ring Therapeutics, Acquisition Date: 4/12/21 - 10/7/22,
Cost $13,418 (1)(2)(3) 291,704 1,342
Rocket Pharmaceuticals (1) 653,206 2,129
Scholar Rock Holding (1) 1,896,778 70,636
Sensorion (EUR) (1) 10,026,597 4,038
Soleno Therapeutics (1) 688,986 46,575
Spyre Therapeutics (1) 423,266 7,094
Structure Therapeutics, ADR (1) 213,057 5,966
Summit Therapeutics (1) 3,273,721 67,635
Tarsus Pharmaceuticals (1) 322,485 19,165
Tenax Therapeutics, Warrants, 8/29/29, Acquisition Date:
8/6/24, Cost $— (1)(2)(4) 1,103,045 1,248
Treeline Biosciences, Warrants, 8/21/35, Acquisition Date:
8/21/25, Cost $— (1)(2)(3) 44,917 327
Ultragenyx Pharmaceutical (1) 592,307 17,817
Vaxcyte (1) 880,978 31,733
Vera Therapeutics (1) 1,277,521 37,125
Voyager Therapeutics (1) 332,596 1,553
WaVe Life Sciences (1) 855,344 6,261
Xencor (1) 532,245 6,243
Zai Lab, ADR (1) 737,906 25,008
2,992,686
Total Biotechnology 3,778,147

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER NONDURABLES  0.1%
Pharmaceuticals  0.1%
Tenax Therapeutics, Warrants, Acquisition Date: 8/6/24,
Cost $6,266 (1)(2)(4) 2,095,785 15,137
Total Consumer Nondurables 15,137
LIFE SCIENCES  6.6%
Life Sciences  6.6%
Chromacode, Acquisition Date: 2/28/22, Cost $4,393 (1)(2)(3) 626 3
Danaher  1,392,636 276,104
Ginkgo Bioworks Holdings (1) 27,645 403
Revvity  349,172 30,605
SomaLogic, Warrants, 8/31/26 (1) 90,179 —
Thermo Fisher Scientific  857,337 415,826
Total Life Sciences 722,941
MISCELLANEOUS  0.0%
Miscellaneous  0.0%
Orchestra BioMed Holdings (1) 281,462 698
Total Miscellaneous 698
PHARMACEUTICALS  15.6%
Major Pharmaceuticals  15.3%
AbbVie  1,601,281 370,761
AstraZeneca, ADR  3,354,438 257,352
Chugai Pharmaceutical (JPY)  733,300 32,510
Eli Lilly  1,258,512 960,245
Sanofi, ADR  1,253,328 59,157
1,680,025
Specialty Pharmaceuticals  0.3%
Madrigal Pharmaceuticals (1) 80,311 36,835
36,835
Total Pharmaceuticals 1,716,860
PRODUCTS & DEVICES  19.2%
Capital Equipment  0.2%
PROCEPT BioRobotics (1) 502,360 17,929
17,929
Implants  12.2%
Boston Scientific (1) 2,750,886 268,569
Intuitive Surgical (1) 1,170,929 523,675
Sonova Holding (CHF)  154,021 42,249
Stryker  1,365,303 504,711

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Verily Life Sciences, Series B, Acquisition Date: 1/23/19,
Cost $13,998 (1)(2)(3) 113,564 3,748
1,342,952
Other Products & Devices  6.8%
Argenx, ADR (1) 683,030 503,776
Dexcom (1) 311,862 20,985
IDEXX Laboratories (1) 107,602 68,746
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $31,622 (1)
(2)(3) 8,397,988 2,603
Penumbra (1) 587,439 148,810
Saluda Medical, Warrants, 1/20/27, Acquisition Date: 1/20/22,
Cost $— (1)(2)(3) 103,592 —
744,920
Total Products & Devices 2,105,801
SERVICES  15.3%
Distribution  2.5%
Cardinal Health  401,657 63,044
Cencora  259,553 81,118
CVS Health  1,420,104 107,061
McKesson  31,585 24,401
275,624
Information  0.6%
GeneDx Holdings (1) 105,900 11,410
GeneDx Holdings, Warrants, 7/22/26 (1) 206,747 23
Veeva Systems, Class A (1) 200,008 59,584
71,017
Other Services  2.1%
Caris Life Sciences (1) 299,174 9,050
Caris Life Sciences, Acquisition Date: 8/14/20 - 5/11/21,
Cost $28,845 (1)(2) 1,916,953 57,988
Guardant Health (1) 1,150,310 71,871
ICON (1) 79,581 13,927
PrognomIQ, Class A, Acquisition Date: 11/15/19 - 4/22/25,
Cost $14,561 (1)(2)(3) 606,647 91
Quest Diagnostics  409,408 78,025
230,952
Payors  7.2%
Alignment Healthcare (1) 1,525,759 26,625
Cigna Group  622,390 179,404
Elevance Health  335,512 108,411
Molina Healthcare (1) 115,312 22,066

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UnitedHealth Group  1,306,949 451,289
787,795
Providers  2.9%
BrightSpring Health Services (1) 2,314,250 68,409
Encompass Health  315,558 40,082
HCA Healthcare  225,584 96,144
Tenet Healthcare (1) 589,716 119,736
324,371
Total Services 1,689,759
Total Miscellaneous Common Stocks  4.3% (5) 477,071
Total Common Stocks (Cost $4,972,661) 10,506,414
CONVERTIBLE BONDS  0.2%
BIOTECHNOLOGY  0.2%
Other Biotechnology  0.2%
Immunocore Holdings, 2.50%, 2/1/30  15,469,000 14,021
Total Biotechnology 14,021
PRODUCTS & DEVICES  0.0%
Capital Equipment  0.0%
RefleXion Medical, 0.00%, 7/24/26, Acquisition Date: 7/28/25,
Cost $239 (1)(2)(3) 239,698 379
RefleXion Medical, 15.00%, 7/11/26, Acquisition Date: 8/13/25,
Cost $240 (1)(2)(3) 239,698 376
RefleXion Medical, 15.00%, 7/11/26, Acquisition Date: 8/27/25,
Cost $240 (1)(2)(3) 239,698 374
1,129
Other Products & Devices  0.0%
Saluda Medical, 0.00%, 12/31/26, Acquisition Date: 1/3/25,
Cost $2,202 (1)(2)(3) 2,201,800 2,202
2,202
Total Products & Devices 3,331
Total Convertible Bonds (Cost $18,390) 17,352
CONVERTIBLE PREFERRED STOCKS  4.3%
BIOTECHNOLOGY  2.5%
Other Biotechnology  2.5%
Aktis Oncology, Series B, Acquisition Date: 9/20/24,
Cost $11,031 (1)(2)(3) 2,757,866 11,031

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Arbor Bio, Series B, Acquisition Date: 10/29/21, Cost $8,828 (1)
(2)(3) 532,759 2,190
Arsenal Biosciences, Series C, Acquisition Date: 7/9/24,
Cost $13,459 (1)(2)(3) 724,394 13,459
Avalyn Pharma, Series C-1, Acquisition Date: 9/22/23,
Cost $6,178 (1)(2)(3) 8,436,161 6,718
Avalyn Pharma, Series D, Acquisition Date: 4/25/25,
Cost $1,327 (1)(2)(3) 1,666,360 1,327
Bluejay Therapeutics, Series C, Acquisition Date: 5/1/24,
Cost $16,506 (1)(2)(3) 2,529,000 10,729
Bluejay Therapeutics, Series C-1, Acquisition Date: 5/1/24,
Cost $1,135 (1)(2)(3) 173,971 738
Chroma Medicine, Series I, Acquisition Date: 10/12/21 -
12/4/24, Cost $17,211 (1)(2)(3) 7,683,800 7,684
Delfi Diagnostics, Series A, Acquisition Date: 1/12/21 - 4/7/22,
Cost $7,107 (1)(2)(3) 3,426,868 16,605
Delfi Diagnostics, Series B, Acquisition Date: 6/10/22,
Cost $8,980 (1)(2)(3) 1,853,138 8,980
Eikon Therapeutics, Series B, Acquisition Date: 12/3/21,
Cost $13,496 (1)(2)(3) 762,996 4,459
Eikon Therapeutics, Series B-1, Acquisition Date: 12/3/21 -
2/14/25, Cost $4,525 (1)(2)(3) 774,266 4,525
Eikon Therapeutics, Series C, Acquisition Date: 5/18/23,
Cost $3,382 (1)(2)(3) 157,292 919
Eikon Therapeutics, Series C-1, Acquisition Date: 5/18/23 -
2/14/25, Cost $881 (1)(2)(3) 150,661 881
Eikon Therapeutics, Series D, Acquisition Date: 2/14/25,
Cost $5,406 (1)(2)(3) 924,929 5,406
EndeavorBio, Series B, Acquisition Date: 1/21/22,
Cost $8,808 (1)(2)(3) 1,867,734 12,186
EndeavorBio, Series C, Acquisition Date: 4/22/24,
Cost $3,195 (1)(2)(3) 489,761 3,195
FOG Pharma, Series C, Acquisition Date: 1/11/21 - 8/2/21,
Cost $6,251 (1)(2)(3) 431,391 3,662
FOG Pharma, Series D, Acquisition Date: 11/17/22,
Cost $6,622 (1)(2)(3) 615,203 4,517
FOG Pharma, Series E, Acquisition Date: 2/29/24 - 1/22/25,
Cost $3,881 (1)(2)(3) 623,217 3,881
Generate Bio, Series B, Acquisition Date: 9/2/21,
Cost $22,096 (1)(2)(3) 1,864,632 22,096
Generate Bio, Series C, Acquisition Date: 5/9/23,
Cost $4,412 (1)(2)(3) 372,360 4,412
Genesis Therapeutics, Series A, Acquisition Date: 11/24/20,
Cost $4,236 (1)(2)(3) 829,412 4,236
Genesis Therapeutics, Series B, Acquisition Date: 8/10/23,
Cost $10,152 (1)(2)(3) 1,987,585 10,152

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Insitro, Series B, Acquisition Date: 5/21/20, Cost $5,505 (1)(2)
(3) 883,580 16,162
Insitro, Series C, Acquisition Date: 4/7/21, Cost $10,762 (1)(2)
(3) 588,382 10,762
Kartos Therapeutics, Series C, Acquisition Date: 8/22/23,
Cost $10,593 (1)(2)(3) 1,873,841 10,593
Kartos Therapeutics, Series D, Acquisition Date: 2/26/25,
Cost $2,904 (1)(2)(3) 513,724 2,904
Laronde, Series B, Acquisition Date: 7/28/21, Cost $32,757 (1)
(2)(3) 1,169,887 1,685
Obsidian Therapeutics, Series C, Acquisition Date: 3/27/24,
Cost $8,821 (1)(2)(3) 4,647,794 8,821
Odyssey Therapeutics, Series B, Acquisition Date: 5/13/22,
Cost $7,048 (1)(2)(3) 1,115,915 1,763
Odyssey Therapeutics, Series C, Acquisition Date: 10/25/23,
Cost $530 (1)(2)(3) 105,905 160
Odyssey Therapeutics, Series D, Acquisition Date: 6/16/25,
Cost $669 (1)(2)(3) 444,487 669
SalioGen Therapeutics, Series B, Acquisition Date: 12/10/21,
Cost $11,024 (1)(2)(3) 104,129 —
Scribe Therapeutics, Series B, Acquisition Date: 3/17/21,
Cost $6,219 (1)(2)(3) 1,027,755 6,219
Tessera Therapeutics, Series C, Acquisition Date: 2/25/22,
Cost $7,915 (1)(2)(3) 674,174 3,492
Tessera Therapeutics, Series D, Acquisition Date: 3/7/25,
Cost $1,979 (1)(2)(3) 381,989 1,979
Third Arc Bio, Series A, Acquisition Date: 7/16/24 - 4/24/25,
Cost $8,825 (1)(2)(3) 4,194,043 8,825
Treeline Biosciences, Series A, Acquisition Date: 4/9/21 -
9/26/22, Cost $18,552 (1)(2)(3) 2,370,150 17,271
Treeline Biosciences, Series A-1, Acquisition Date: 10/2/24,
Cost $23,629 (1)(2)(3) 2,744,291 19,998
Treeline Biosciences, Series A-2, Acquisition Date: 8/21/25,
Cost $2,578 (1)(2)(3) 299,448 2,182
Total Biotechnology 277,473
CONSUMER NONDURABLES  0.1%
Biotechnology  0.0%
Arbor Bio, Series C, Acquisition Date: 10/21/24, Cost $1,324 (1)
(2)(3) 322,096 1,324
Nutcracker Therapeutics, Series C, Acquisition Date: 8/27/21,
Cost $11,050 (1)(2)(3) 1,027,785 1,470
2,794
Health Care Services  0.1%
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $12,364 (1)
(2)(3) 853,213 1,101

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Capsule, Series E, Acquisition Date: 1/10/23, Cost $2,658 (1)
(2)(3) 906,656 1,169
Color Health, Series D, Acquisition Date: 12/17/20,
Cost $11,180 (1)(2)(3) 296,922 5,698
Color Health, Series D-1, Acquisition Date: 1/13/20,
Cost $9,358 (1)(2)(3) 438,696 5,914
Color Health, Series E, Acquisition Date: 10/26/21,
Cost $4,414 (1)(2)(3) 44,149 1,810
15,692
Total Consumer Nondurables 18,486
FINANCIAL  0.1%
Investment Dealers  0.1%
Seaport Therapeutics, Series B, Acquisition Date: 10/18/24,
Cost $11,030 (1)(2)(3) 2,322,209 11,030
Total Financial 11,030
LIFE SCIENCES  0.7%
Life Sciences  0.7%
Cellanome, Series A, Acquisition Date: 12/30/21,
Cost $11,023 (1)(2)(3) 1,993,387 14,930
Chromacode, Series AA, Acquisition Date: 5/22/25,
Cost $178 (1)(2)(3) 36,845 178
Clear Labs, Series C, Acquisition Date: 5/13/21,
Cost $13,294 (1)(2)(3) 3,830,773 12,120
Clear Labs, Series D, Acquisition Date: 12/12/24,
Cost $1,183 (1)(2)(3) 379,601 1,183
DNA Script, Series C, Acquisition Date: 12/16/21, Cost $21,371
(EUR) (1)(2)(3) 25,201 3,514
Element Biosciences, Series C, Acquisition Date: 6/21/21,
Cost $17,704 (1)(2)(3) 861,217 5,908
Element Biosciences, Series D, Acquisition Date: 6/28/24,
Cost $2,207 (1)(2)(3) 281,354 1,561
Element Biosciences, Series D-1, Acquisition Date: 6/28/24,
Cost $2,207 (1)(2)(3) 281,354 1,562
Lumicks Tech, Series D, Acquisition Date: 4/14/21,
Cost $8,875 (1)(2)(3) 4,954 2,670
Manus Bio, Series One-6, Acquisition Date: 3/30/21,
Cost $12,829 (1)(2)(3) 1,223,104 3,669
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $16,458 (1)(2)(3) 1,204,832 19,362
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $18,957 (1)(2)(3) 426,855 6,860
Total Life Sciences 73,517

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PRODUCTS & DEVICES  0.6%
Capital Equipment  0.0%
Reflexion Medical, Series C, Acquisition Date: 4/3/18,
Cost $4,243 (1)(2)(3) 2,507,885 1,028
Reflexion Medical, Series D, Acquisition Date: 4/3/20,
Cost $2,142 (1)(2)(3) 1,123,437 517
Reflexion Medical, Series E, Acquisition Date: 3/1/22,
Cost $4,403 (1)(2)(3) 1,857,286 1,059
Reflexion Medical, Series F, Acquisition Date: 11/13/23,
Cost $2,690 (1)(2)(3) 1,794,104 646
3,250
Implants  0.3%
Kardium, Series D-5, Acquisition Date: 11/29/18,
Cost $8,574 (1)(2)(3) 8,849,057 7,249
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $12,515 (1)
(2)(3) 12,320,393 10,194
Kardium, Series D-7, Acquisition Date: 6/9/25, Cost $5,850 (1)
(2)(3) 12,050,573 7,799
Kardium, Series D-8, Acquisition Date: 6/6/25, Cost $4,393 (1)
(2)(3) 6,786,958 4,393
29,635
Other Products & Devices  0.3%
Galvanize Therapeutics, Series C, Acquisition Date: 7/7/25,
Cost $4,218 (1)(2)(3) 7,962,282 4,218
Galvanize Therapeutics, Series C-1, Acquisition Date: 7/7/25,
Cost $2,659 (1)(2)(3) 7,721,685 4,091
Galvanize Therapeutics, Series C-2, Acquisition Date: 7/7/25,
Cost $8,988 (1)(2)(3) 26,100,000 13,828
Saluda Medical, Series D, Acquisition Date: 1/20/22,
Cost $8,810 (1)(2)(3) 690,617 3,315
Saluda Medical, Series E, Acquisition Date: 4/6/23,
Cost $2,152 (1)(2)(3) 266,476 1,162
Saluda Medical, Series E-1, Acquisition Date: 4/6/23,
Cost $2,202 (1)(2)(3) 272,710 1,189
27,803
Total Products & Devices 60,688
SERVICES  0.3%
Information  0.1%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $6,904 (1)(2)
(3) 586,029 6,903
6,903

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Other Services  0.1%
Freenome Holdings, Series B, Acquisition Date: 6/24/19,
Cost $7,102 (1)(2)(3) 1,558,570 7,263
Freenome Holdings, Series C, Acquisition Date: 8/14/20,
Cost $6,139 (1)(2)(3) 928,231 4,493
Freenome Holdings, Series D, Acquisition Date: 11/22/21,
Cost $3,971 (1)(2)(3) 526,504 2,601
Freenome Holdings, Series F, Acquisition Date: 1/26/24,
Cost $1,322 (1)(2)(3) 178,707 877
15,234
Providers  0.1%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $7,539 (1)(2)(3) 3,130,941 4,196
Honor Technology, Series E, Acquisition Date: 9/29/21,
Cost $6,626 (1)(2)(3) 2,095,807 2,808
7,004
Total Services 29,141
Total Convertible Preferred Stocks (Cost $652,521) 470,335
PREFERRED STOCKS  0.2%
LIFE SCIENCES  0.2%
Life Sciences  0.2%
Sartorius (EUR)  84,543 19,764
Total Life Sciences 19,764
Total Preferred Stocks (Cost $13,808) 19,764
SHORT-TERM INVESTMENTS  0.4%
Money Market Funds  0.4%
T. Rowe Price Government Reserve Fund, 4.16% (4)(6) 44,289,603 44,290
Total Short-Term Investments (Cost $44,290) 44,290
Total Investments in Securities  100.5%
(Cost $5,701,670) $ 11,058,155
Other Assets Less Liabilities (0.5)% (52,967)
Net Assets 100.0% $ 11,005,188
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing

T. ROWE PRICE Health Sciences Fund

.
.
.
.
.
.
.
.
.
.
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $560,574 and represents 5.1% of net assets.
(3) Level 3 in fair value hierarchy.
(4) Affiliated Companies
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Seven-day yield
ADR American Depositary Receipts
CHF Swiss Franc
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
HKD Hong Kong Dollar
JPY Japanese Yen
PIPE Private Investment in Public Equity

T. ROWE PRICE Health Sciences Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Bluejay Therapeutics, Series C  $ — $ (5,777) $ —
Bluejay Therapeutics, Series C-1  — (397) —
Chroma Medicine, Series I  — — —
Kardium, Series D-5  — (273) —
Kardium, Series D-6  — (277) —
Kardium, Series D-7  — 1,949 —
Kardium, Series D-8  — — —
Tenax Therapeutics, Warrants  — 2,826 —
Tenax Therapeutics, Warrants, 8/29/29  — (20) —
Third Arc Bio, Series A  — — —
T. Rowe Price Government Reserve Fund,
4.16% — — 1,608
Affiliates not held at period end 41,607 — 209
Totals $ 41,607# $ (1,969) $ 1,817+

T. ROWE PRICE Health Sciences Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
Bluejay Therapeutics, Series
C  $ 16,506 $ — $ — $ *
Bluejay Therapeutics, Series
C-1  1,135 — — *
Chroma Medicine, Series I  7,684 — — *
Kardium, 10.00%, 12/31/26  5,292 — 5,292 —
Kardium, Series D-5  7,522 — — *
Kardium, Series D-6  10,472 — 1 *
Kardium, Series D-7  — 5,850 — *
Kardium, Series D-8  — 4,393 — *
Metsera ^^ 13,241 33,902 47,143 —
Tenax Therapeutics, Warrants  12,311 — — 15,137
Tenax Therapeutics, Warrants,
8/29/29  1,268 — — 1,248
Third Arc Bio, Series A  * 4,413 — *
T. Rowe Price Government
Reserve Fund, 4.16% 5,859  ¤  ¤ 44,290
Total $ 60,675^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+
Investment income comprised
$1,817
of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $50,556.
^^ Includes previously reported affiliates Metsera, Series B acquired through a corporate action.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Health Sciences Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Health Sciences Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Health Sciences
Fund, Inc. (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Health Sciences Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Health Sciences Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Health Sciences Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2025, totaled $(141,534,000) for the period ended September 30, 2025.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 10,118,491 $ 379,128 $ 8,795 $ 10,506,414
Convertible Bonds — 14,021 3,331 17,352
Convertible Preferred Stocks — — 470,335 470,335
Preferred Stocks — 19,764 — 19,764
Short-Term Investments 44,290 — — 44,290
Total $ 10,162,781 $ 412,913 $ 482,461 $ 11,058,155
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
9/30/25
Investment in Securities
Common Stocks $ 23,959 $ (32,987) $ 17,823 $ — $ 8,795
Convertible Bonds 15,871 2,037 2,920 (17,497) 3,331
Convertible Preferred Stocks 580,500 (90,712) 75,854 (95,307) 470,335
Total $ 620,330 $ (121,662) $ 96,597 $ (112,804) $ 482,461

T. ROWE PRICE Health Sciences Fund

inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 8,795 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
5%
- 100%
13% Decrease
Discount for
dilution
15% 15% Decrease
Market
comparable
Enterprise
value to sales
multiple
2.0x 2.0x Increase
Enterprise
value to gross
profit multiple
4.9x 4.9x Increase
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Bonds
$ 3,331 Recent
comparable
transaction
price(s
—# —# —# —#
Private
company
valuation
—# —# —#
Convertible
Preferred
Stocks
$ 470,335 Recent
comparable
transaction
price(s)
—# —# —# —#

T. ROWE PRICE Health Sciences Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Private
company
valuation
—# —# —#
Discount
for lack of
recoverability
—# —# —#
Discount for
dilution
15% 15% Decrease
Market
comparable
Premium for
liquidation
preference
—# —# —#
Third-party
valuation
—# —# —#
Enterprise
value to sales
multiple
1.5x
- 8.0x
5.5x Increase
Sales growth
rate
0%
- 28%
19% Increase
Enterprise
value to gross
profit multiple
4.3x
- 6.5x
5.4x Increase
Enterprise
value to
EBITDA
multiple
19.6x 19.6x Increase
Probability
for potential
outcome
10%
- 55%
33% Increase
Discount to
public company
multiples
43%
- 52%
46% Decrease
Cost of capital 25%
- 30%
29% Decrease
Discount for
uncertainty
100% 100% Decrease

T. ROWE PRICE Health Sciences Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F114-054Q3 09/25
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
marketability
10% 10% Decrease